Marketable Equity Securities	6 Months Ended
Jun. 30, 2026
Marketable Equity Securities [Abstract]
MARKETABLE EQUITY SECURITIES

NOTE 10 — MARKETABLE EQUITY SECURITIES

Marketable equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses recognized in earnings.

Marketable equity securities consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Cost	$4,977,798	$4,803,878
Unrealized gains	2,300	2,477,310
Total	$4,980,098	$7,281,188

As of December 31, 2025 and June 30, 2026, the equity securities primarily consist of 830,000 and 801,000 shares of XMax Inc. (the “XMax Shares”), which are listed on the Nasdaq Capital Market under the ticker symbol “XMAX” (December 31, 2025: “XWIN”). As of December 31, 2025 and June 30, 2026, the XMax Shares had a cost of $4,977,798 and $4,803,878 and a fair value of $4,980,098 and $7,281,188, respectively.

The XMax Shares are pledged as collateral to secure other borrowings of $2,009,569 and $1,512,334 which are included in current liabilities as of December 31, 2025 and June 30, 2026, respectively.

The unrealized gains on marketable equity securities were nil and $2,475,010 for the six months ended June 30, 2025 and 2026, respectively.

The Company determines the fair value of marketable equity securities using Level 1 inputs based on quoted market prices in active markets.

During the six months ended June 30, 2025 and 2026, the Company sold nil and 29,000 shares of XMax Shares with a realized gain of nil and $37,715 recorded in net gains on marketable equity securities.